Supplemental Cash Flow Information - Schedule of Non-Cash Investing Activities (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Non-Cash Investing Activities [Abstract]
Satellites, property and other equipment	$ 87,936	$ 120,914
Disposal of a subsidiary	$ (1,232)	$ (2,677)